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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Permit Capital, LLC
Address:   One Tower Bridge
           100 Front Street, Suite 900
           West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Frick
Title: Vice President
Phone: (610) 941-5006

Signature, Place, and Date of Signing:

/s/ Paul A. Frick            West Conshohocken, PA             2/14/08
--------------------------  --------------------------  ----------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No. Form 13F File Number           Name
--- -----------------------------  -----------------------------
 1  28-2635                        Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $236,446
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number           Name
--- -----------------------------  -----------------------------
 2  28-11063                       Permit Capital GP, L.P.

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
          COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
          --------             -------------- --------- --------- ------------------- ---------- -------- ----------------
                                                                                                          VOTING AUTHORITY
                                                          VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                 TITLE OF CLASS  CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN EXPRESS CO                 COM       025816109    1,821     35,000  SH         OTHER       2      X
AMERICAN INTL GROUP INC             COM       026874107   13,992    240,000  SH         OTHER       2      X
BLOUNT INTL INC NEW                 COM       095180105    3,337    271,100  SH         OTHER       2      X
BORG WARNER AUTOMOTIVE INC          COM       099724106    3,098     64,000  SH         OTHER       2      X
CITIGROUP INC                       COM       172967101    6,733    228,700  SH         OTHER       2      X
DELL INC                            COM       24702R101    5,777    235,700  SH         OTHER       2      X
GENERAL ELECTRIC                    COM       369604103    5,138    138,600  SH         OTHER       2      X
GOLDMAN SACHS GROUP INC             COM       38141G104    2,796     13,000  SH         OTHER       2      X
IPASS INC                           COM       46261V108    3,472    855,197  SH         OTHER       2      X
IRON MTN INC                        COM       462846106    3,521     95,100  SH         OTHER       2      X
JOHNSON & JOHNSON                   COM       478160104    8,404    126,000  SH         OTHER       2      X
LIBERTY MEDIA HOLDG CORP       INT COM SER A  53071M104    4,812    252,218  SH         OTHER       2      X
MOTOROLA INC                        COM       620076109    3,118    194,400  SH         OTHER       2      X
NEWCASTLE INVESTMENT CORP           COM       65105M108    1,233     95,115  SH         OTHER       2      X
OMNICARE INC.                       COM       681904108    2,840    124,500  SH         OTHER       2      X
SBA COMMUNICATIONS CORP             COM       78388J106  140,184  4,142,546  SH         OTHER       2      X
TELVENT GIT SA                      SHS       E90215109    5,338     94,196  SH         OTHER       2      X
TRANSOCEAN INC                      SHS       G90073100    5,888     41,130  SH         OTHER       2      X
TYCO ELECTRONICS LTD              COM NEW     G9144P105      507     13,650  SH         OTHER       2      X
VODAFONE GROUP PLC             SPONS ADR NEW  92857W209    7,011    187,875  SH         OTHER       2      X
ALTRIA GROUP INC                    COM       02209S103    1,311     17,350  SH         OTHER      1,2     X
AMERICAN INTL GROUP INC             COM       026874107      577      9,900  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL         CL A       084670108    1,133          8  SH         OTHER      1,2     X
BLOCK H & R INC                     COM       093671105      135      7,250  SH         OTHER      1,2     X
BROWN FORMAN CORP                  CL A       115637100      442      5,900  SH         OTHER      1,2     X
COMCAST CORP NEW                 CL A SPL     20030N200      453     25,000  SH         OTHER      1,2     X
KRAFT FOODS INC                    CL A       50075N104      147      4,500  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS INC           COM       573284106      690      5,200  SH         OTHER      1,2     X
MCCLATHY CO                        CL A       579489105      153     12,250  SH         OTHER      1,2     X
SCHWEITZER-MAUDUIT INTL INC         COM       808541106       52      2,000  SH         OTHER      1,2     X
SCRIPPS E W CO OHIO                CL A       811054204      360      8,000  SH         OTHER      1,2     X
UST INC                             COM       902911106      575     10,500  SH         OTHER      1,2     X
WASHINGTON POST CO                 CL B       939640108      396        500  SH         OTHER      1,2     X
WELLS FARGO & CO NEW                COM       949746101      550     18,225  SH         OTHER      1,2     X
UNILEVER NV                     N Y SHS NEW   904784709      454     12,475  SH         OTHER      1,2     X